Post-retirement pension and other defined benefit schemes - Post-retirement benefits other than pensions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Post-retirement benefits
Post-employment benefit expense in profit or loss	$ 618	$ 614	$ 537
Market value of plan assets	6,481	5,848
Plan liabilities	7,480	7,079
Post-retirement defined benefits other than pensions
Post-retirement benefits
Post-employment benefit expense in profit or loss	1	$ 1	$ 1
Market value of plan assets	141
Plan liabilities	$ 83